Restructuring - Summary of Restructuring Charges (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Restructuring and Related Activities [Abstract]
Restructuring charges	$ 45,789	$ 35,661	$ 45,789	$ 45,390